Schedule of investments
Delaware Emerging Markets Fund	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.71%Δ
Argentina − 0.32%
Cablevision Holding GDR	443,972	$ 1,495,940
Cresud ADR †	1,624,384	10,607,227
Grupo Clarin GDR Class B 144A #, †	131,213	215,559
IRSA Inversiones y Representaciones ADR †	1,348,512	6,405,432
IRSA Propiedades Comerciales ADR †	225,805	503,545
		19,227,703
Australia − 0.83%
BHP Group ADR	380,000	25,760,200
Rio Tinto ADR	300,000	23,574,000
		49,334,200
Bahrain − 0.06%
Aluminium Bahrain GDR 144A #	221,400	3,670,414
		3,670,414
Brazil − 5.01%
AES Brasil Energia	516,085	1,154,046
Americanas	10,500,000	62,163,946
Arcos Dorados Holdings Class A †	2,000,000	15,460,000
Atacadao	500,000	1,848,904
Banco Bradesco ADR	5,982,240	23,091,447
Banco Santander Brasil ADR	3,051,128	17,910,121
BRF ADR †	6,850,000	21,714,500
Embraer ADR †	420,704	5,797,301
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	381,391	480,553
Itau Unibanco Holding ADR	9,170,000	44,291,100
Rumo †	1,905,351	5,732,659
Telefonica Brasil ADR	2,050,000	20,069,500
TIM ADR	1,244,820	16,394,279
Vale ADR	3,000,000	55,470,000
XP Class A †	211,715	6,846,863
		298,425,219
Chile − 1.21%
Cia Cervecerias Unidas ADR	410,528	6,560,237
Sociedad Quimica y Minera de Chile ADR	989,600	65,491,728
		72,051,965
China − 28.05%
Alibaba Group Holding †	2,300,000	30,668,236
Alibaba Group Holding ADR †	1,280,000	134,643,200
Baidu ADR †	420,000	64,024,800
NQ-019 [2/22] 4/22 (2112912)    1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
BeiGene †	1,615,700	$ 26,216,410
China Petroleum & Chemical Class H	30,000,000	14,818,417
DiDi Global ADR †	1,278,300	5,241,030
Guangshen Railway Class H †	11,000,000	1,970,670
Hengan International Group	2,000,000	10,608,349
iQIYI ADR †	700,000	2,898,000
JD.com ADR †	3,080,000	220,620,400
JD.com Class A †	226,191	8,081,333
Joinn Laboratories China Class H 144A #	61,320	510,830
Kangji Medical Holdings	3,000	3,002
Kunlun Energy	21,000,000	20,530,801
Kweichow Moutai Class A	969,961	275,171,037
Lizhi ADR †	100,000	141,000
New Oriental Education & Technology Group ADR †	7,000,000	10,570,000
PetroChina Class H	18,000,000	9,605,098
Ping An Insurance Group Co. of China Class H	4,000,000	30,916,490
Prosus †	200,000	12,427,935
Sohu.com ADR †	2,219,642	40,708,234
TAL Education Group ADR †	1,030,000	2,925,200
Tencent Holdings	4,750,000	256,020,782
Tencent Music Entertainment Group ADR †	950,000	5,120,500
Tianjin Development Holdings	15,885,550	3,760,687
Tingyi Cayman Islands Holding	13,000,000	28,746,193
Trip.com Group ADR †	582,400	15,037,568
Tsingtao Brewery Class H	7,000,000	67,137,154
Uni-President China Holdings	31,186,000	32,324,956
Weibo ADR †	899,622	24,676,631
Wuliangye Yibin Class A	10,299,780	310,084,408
Zhihu ADR †	142,600	476,284
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	2,422,870
		1,669,108,505
Hong Kong − 0.21%
Vinda International Holdings	4,300,000	12,243,109
		12,243,109
India − 12.67%
Aurobindo Pharma	1,500,000	12,447,327
Glenmark Pharmaceuticals	1,167,988	6,952,356
HCL Technologies	2,800,000	41,878,762
Indiabulls Real Estate GDR †	102,021	146,097
Infosys	2,640,000	60,110,608
2    NQ-019 [2/22] 4/22 (2112912)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Lupin	2,500,000	$ 24,747,006
Reliance Industries	10,500,000	328,813,497
Reliance Industries GDR 144A #	2,340,879	147,007,201
Tata Chemicals	1,866,909	20,843,919
Tata Consultancy Services	950,000	44,812,237
Tata Consumer Products	2,128,276	20,297,676
Tata Motors †	3,000,000	18,078,237
United Breweries	1,000,000	19,920,369
Zee Entertainment Enterprises	2,530,000	7,697,701
		753,752,993
Indonesia − 1.35%
Astra Agro Lestari	9,132,500	7,247,380
Astra International	180,000,000	72,996,303
		80,243,683
Malaysia − 0.02%
UEM Sunrise †	17,000,000	1,315,946
		1,315,946
Mexico − 4.15%
America Movil ADR Class L	1,369,199	24,809,886
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	8,042,900	44,959,811
Cemex ADR †	2,326,397	11,864,625
Coca-Cola Femsa ADR	600,000	33,036,000
Fomento Economico Mexicano ADR	508,329	40,869,651
Grupo Financiero Banorte Class O	4,000,000	27,145,159
Grupo Televisa ADR	6,017,000	64,201,390
		246,886,522
Peru − 0.54%
Cia de Minas Buenaventura ADR †	3,217,400	31,852,260
		31,852,260
Republic of Korea − 20.41%
KB Financial Group ADR	245,928	12,099,658
LG Uplus	2,403,542	26,287,335
Lotte	300,000	7,248,305
Lotte Chilsung Beverage	44,000	6,019,878
Lotte Confectionery	60,000	5,763,713
Samsung Electronics	5,200,000	311,822,681
Samsung Life Insurance	360,939	17,951,638
Shinhan Financial Group	300,000	9,743,419
NQ-019 [2/22] 4/22 (2112912)    3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
SK Hynix	3,490,000	$ 358,477,149
SK Square †	5,970,465	277,084,000
SK Telecom	2,175,168	98,776,706
SK Telecom ADR	3,312,676	83,048,787
		1,214,323,269
Russia − 1.86%
ENEL RUSSIA PJSC GDR †	21,161	5,722
Etalon Group GDR 144A #	1,616,300	420,238
Gazprom PJSC ADR	14,600,000	38,690,000
LUKOIL PJSC ADR	492,501	9,263,944
Rosneft Oil PJSC GDR	14,555,684	39,300,347
Sberbank of Russia PJSC	12,000,000	6,014,178
Sberbank of Russia PJSC ADR	800,000	844,400
Surgutneftegas PJSC ADR	2,014,441	3,464,838
T Plus PJSC =, †	36,096	0
VEON ADR †	732,264	377,336
VK GDR †	551,200	404,581
Yandex Class A †	920,000	12,119,160
		110,904,744
South Africa − 0.19%
Naspers Class N	86,398	10,835,872
Sun International †	364,166	592,092
		11,427,964
Taiwan − 18.02%
FIT Hon Teng 144A #, †	38,000,000	6,856,397
MediaTek	10,092,000	398,793,929
Taiwan Semiconductor Manufacturing	31,000,000	666,486,306
		1,072,136,632
Turkey − 0.62%
Akbank TAS	19,500,000	9,904,807
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	257,388
Turk Telekomunikasyon	951,192	595,172
Turkcell Iletisim Hizmetleri	2,427,827	3,599,574
Turkcell Iletisim Hizmetleri ADR	4,449,485	15,751,177
Turkiye Sise ve Cam Fabrikalari	7,651,443	6,844,158
		36,952,276
United Kingdom − 0.06%
Griffin Mining †	3,056,187	3,501,293
		3,501,293
4    NQ-019 [2/22] 4/22 (2112912)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United States − 2.13%
Intel	800,000	$ 38,160,000
Micron Technology	1,000,000	88,860,000
		127,020,000
Total Common Stock (cost $4,868,216,401)		5,814,378,697

Preferred Stock – 2.28%Δ
Brazil − 0.94%
Braskem Class A 15.43% **	1,470,000	13,619,407
Petroleo Brasileiro ADR 16.76% **	2,500,000	32,725,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 9.69% **	3,235,733	9,239,209
		55,583,616
Republic of Korea − 1.09%
Samsung Electronics 2.21% **	1,183,100	65,041,718
		65,041,718
Russia − 0.25%
Transneft PJSC 7.11% **	12,000	14,828,881
		14,828,881
Total Preferred Stock (cost $66,489,867)		135,454,215

Rights – 0.00%
Brazil − 0.00%
Americanas, exercise price BRL 23.73, expiration date 3/3/22 †	233,548	267,472
Total Rights (cost $0)		267,472

Warrants – 0.01%
Argentina − 0.01%
IRSA Inversiones y Representaciones, expiration date 3/5/26 †	1,637,840	384,974
Total Warrants (cost $0)		384,974

NQ-019 [2/22] 4/22 (2112912)    5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Fund – 0.09%
iShares MSCI Turkey ETF	290,275	$ 5,433,948
Total Exchange-Traded Fund (cost $13,207,352)		5,433,948

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0
Total Value of Securities−100.09% (cost $4,956,472,677)		5,955,919,306
Liabilities Net of Receivables and Other Assets — (0.09%)		(5,629,660)
Net Assets Applicable to 269,017,152 Shares Outstanding — 100.00%	$5,950,289,646
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $161,103,509, which represents 2.71% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ-019 [2/22] 4/22 (2112912)